Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of warrant valuation assumptions

The following assumptions were used in the valuation of the Underwriter’s Warrant at issuance:

Assumption	Amount
Share price	$4.00
Exercise price	$5.00
Expected volatility	60%
Risk-free interest rate	4.0%
Expected term	4.5 years
Dividend yield	0%